DFA Intermediate-Term Municipal Bond Portfolio
DFA Intermediate-Term Municipal Bond Portfolio
INVESTMENT OBJECTIVE
The investment objective of the DFA Intermediate-Term Municipal Bond Portfolio (the “Intermediate-Term Municipal Bond Portfolio”) is to seek to provide current income that is exempt from federal personal income tax.
FEES AND EXPENSES OF THE PORTFOLIO
This table describes the fees and expenses you may pay if you buy and hold shares of the Intermediate-Term Municipal Bond Portfolio.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees (USD $)	DFA Intermediate-Term Municipal Bond Portfolio Institutional Class
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		DFA Intermediate-Term Municipal Bond Portfolio Institutional Class
Management Fee		0.20%
Other Expenses		0.14%
Acquired Fund Fees and Expenses	[1]	0.01%
Total Annual Fund Operating Expenses		0.35%
Fee Waiver and/or Expense Reimbursement or (Recovery)	[2]	0.12%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement or (Recovery)		0.23%
[1]	Since the "Acquired Fund Fees and Expenses" are not directly borne by the Portfolio, they are not reflected in the Portfolio's financial statements, and therefore, the amounts listed in "Total Annual Fund Operating Expenses" will differ from those presented in the Financial Highlights.
[2]	The Advisor has agreed to waive certain fees and in certain instances, assume certain expenses of the Intermediate-Term Municipal Bond Portfolio. The Fee Waiver and Expense Assumption Agreement for the Intermediate-Term Municipal Bond Portfolio will remain in effect through February 28, 2014, and may not be terminated by the Advisor prior to that date. Under certain circumstances, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed up to thirty-six months after such fee waiver and/or expense assumption.

Example
This Example is meant to help you compare the cost of investing in the Intermediate-Term Municipal Bond Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The costs for the Portfolio reflect the net expenses of the Portfolio that result from the contractual expense waiver in the first year only. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
DFA Intermediate-Term Municipal Bond Portfolio Institutional Class	24	100	184	431

Portfolio Turnover
The Intermediate-Term Municipal Bond Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Portfolio’s performance. For the period March 1, 2012 (commencement of operations) to October 31, 2012, the Intermediate-Term Municipal Bond Portfolio’s portfolio turnover rate was 2% of the average value of its investment portfolio.
PRINCIPAL INVESTMENT STRATEGIES
Dimensional Fund Advisors LP (the "Advisor") believes that fixed income investing should involve a long term view and a systematic focus on bond market risk and return, not on interest rate forecasting or market timing.

In constructing an investment portfolio, the Advisor identifies a broadly diversified universe of eligible securities with precisely defined maturity ranges and credit quality characteristics. The Advisor will then seek to purchase a broad and diverse portfolio of securities meeting these credit quality standards. The Advisor also places priority on efficiently managing portfolio turnover and keeping trading costs low.

The Intermediate-Term Municipal Bond Portfolio seeks its investment objective by investing primarily in a universe of investment grade municipal securities, the interest on which is exempt from regular federal income tax. Municipal securities include bonds, notes, commercial paper and other instruments (including participation interests in such securities) issued by or on behalf of the states, territories and possessions of the United States (including the District of Columbia) and their political subdivisions, agencies and instrumentalities. The interest on the municipal securities purchased by the Portfolio, in the opinion of bond counsel for the issuers, is exempt from federal income tax (i.e., excludable from gross income for individuals for federal income tax purposes but not necessarily exempt from state or local taxes). As a fundamental investment policy, under normal market conditions, the Portfolio will invest at least 80% of its net assets in municipal securities that pay interest exempt from federal income tax. The Portfolio does not currently intend to invest its assets in securities whose interest is subject to the federal alternative minimum tax.

Generally, the Intermediate-Term Municipal Bond Portfolio will acquire obligations that mature more than three years from the date of settlement. Under normal circumstances, the Portfolio will maintain a dollar-weighted average portfolio maturity of more than three years but less than ten years. If a security has been redeemed by the issuer at a date prior to the stated final maturity date for the purposes of the above maturity restriction, the early redemption date shall be considered the maturity date regardless of the stated final maturity.

At least 75% of the assets of the Intermediate-Term Municipal Bond Portfolio will be invested in municipal securities that, at the time of purchase, are rated in the top three credit-rating categories (e.g., Aaa, Aa and A for Moody's Investor's Service, Inc. ("Moody's") or AAA, AA and A for Standard & Poor's Rating Group ("S&P") or AAA, AA and A for Fitch Ratings Ltd. ("Fitch")). No more than 25% of the Portfolio's assets will be invested in municipal securities that, at the time of purchase, are rated Baa or lower (by Moody's) or BBB or lower (by S&P or Fitch) or that are unrated. Securities rated lower than Baa3 (by Moody's) or BBB- (by S&P or Fitch) are securities rated below investment grade.

The Intermediate-Term Municipal Bond Portfolio may (1) purchase certain municipal securities that are insured, (2) invest in municipal securities secured by mortgages on single-family homes and multi-family projects, (3) invest in pre-refunded municipal securities, (4) purchase tax-exempt municipal securities on a "when-issued" basis, and (5) use bond (interest rate) futures and options contracts, credit swaps, interest rate swaps and other types of derivatives to hedge against changes in interest rates. The Portfolio may also use derivatives, such as futures contracts and options on futures contracts, to gain market exposure on its uninvested cash pending investment in securities or to maintain liquidity to pay redemptions.
PRINCIPAL RISKS
Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, political, and issuer-specific events will cause the value of securities, and the Intermediate-Term Municipal Bond Portfolio that owns them, to rise or fall. Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money.

Interest Rate Risk: Fixed income securities are subject to interest rate risk because the prices of fixed income securities tend to move in the opposite direction of interest rates. When interest rates rise, fixed income security prices fall. When interest rates fall, fixed income security prices rise. In general, fixed income securities with longer maturities are more sensitive to these price changes.

Credit Risk: Credit risk is the risk that the issuer of a security, including a governmental entity, may be unable to make interest payments and/or repay principal when due. A downgrade to an issuer's credit rating or a perceived change in an issuer's financial strength may affect a security's value, and thus, impact the Intermediate-Term Municipal Bond Portfolio's performance. The ability of a municipal securities issuer to make payments could be affected by litigation, legislation or other political events or the bankruptcy of the issuer. Credit risk is greater for fixed income securities with ratings below investment grade (BB or below by S&P or Ba or below by Moody's). Fixed income securities that are below investment grade involve high credit risk and are considered speculative. Below investment grade fixed income securities may also fluctuate in value more than higher quality fixed income securities and, during periods of market volatility, may be more difficult to sell at the time and price the Portfolio desires.

Income Risk: Income risk is the risk that falling interest rates will cause the Intermediate-Term Municipal Bond Portfolio's income to decline.

Tax Liability Risk: Tax liability risk is the risk that distributions by the Intermediate-Term Municipal Bond Portfolio become taxable to shareholders as ordinary income due to noncompliant conduct by a municipal bond issuer, unfavorable changes in federal or state tax laws, or adverse interpretations of tax laws by the Internal Revenue Service or state tax authorities. Such adverse interpretations or actions could cause interest from a security to become taxable, possibly retroactively, subjecting, shareholders to increased tax liability. In addition, such adverse interpretations or actions could cause the value of a security, and therefore, the value of the Portfolio's shares, to decline.

Derivatives Risk: Derivatives are instruments, such as futures contracts, whose value is derived from that of other assets, rates or indices. Derivatives can be used for hedging (attempting to reduce risk by offsetting one investment position with another) or non-hedging purposes. Hedging with derivatives may increase expenses, and there is no guarantee that a hedging strategy will work. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. The use of derivatives for non-hedging purposes may be considered more speculative than other types of investments. When the Intermediate-Term Municipal Bond Portfolio uses derivatives, the Portfolio will be directly exposed to the risks of those derivatives. Derivative securities are subject to a number of risks including liquidity, interest rate, market, credit and management risks, and the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Portfolio could lose more than the principal amount invested.
PERFORMANCE
Performance information is not available for the Intermediate-Term Municipal Bond Portfolio because it has less than one calendar year of performance. Updated performance information for the Portfolio can be obtained in the future by visiting www.dimensional.com.